Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Operating Leases Obligation	Weighted average discount rates used in the calculation of the operating lease liability is 8%.
	For the year ended December 31, 2023	For the year ended December 31, 2022
Lease cost
Finance lease cost:
Depreciation	$-	$47,818
Interest on lease liabilities	-	1,435
Operating lease cost	252,345	349,031
Short-term lease cost	65,221	85,598
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$317,566	$483,882

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$389,365	$369,505
Financing cash flows from finance leases	-	49,358
Right-of-use assets obtained in exchange for new operating lease liabilities	338,525	549,596
Weighted-average remaining lease term – finance leases	-	-
Weighted-average remaining lease term – operating leases	1.9 years	1.1 years
Weighted-average discount rate – finance leases	-%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

Schedule of Maturity Analysis of Operating Leases Liabilities	The maturity analysis of operating leases liabilities as of December 31, 2023 is as follows:
December 31, 2023
Remaining periods ending December 31,
2024	$120,824
2025	97,541
2026	24,573
Total future undiscounted cash flow	242,938
Less: Discount on operating lease liabilities	(18,221)
Present value of operating lease liabilities	224,717
Less: Current portion of operating lease liabilities	(125,232)
Non-current portion of operating lease liabilities	$99,485